Income Taxes - Summary of Amount of Unrecognized Deferred Income Tax Assets (Details) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	₱ 6,421	₱ 7,815
Consolidated unrecognized deferred income tax assets	1,940	2,294
Accumulated provision for expected credit losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	2,907	2,947
NOLCO [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,358	3,322
Fixed asset impairment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,284	1,146
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	761	116
Gain on disposal of asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized		105
Pension and other employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	61
Excess MCIT over RCIT [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	20	27
Unrealized foreign exchange losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	5	45
Accumulated write-down of inventories to net realizable values [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	2	11
Unearned revenues [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	17	95
Operating lease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	10	₱ 1
Interest on subordinated shareholder advances [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	₱ (4)